Expense Example {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-13 - Fidelity Mega Cap Stock Fund	Aug. 28, 2021 USD ($)
Fidelity Mega Cap Stock Fund-Class A
Expense Example:
1 year	$ 663
3 years	848
5 years	1,050
10 years	1,630
Fidelity Mega Cap Stock Fund-Class M
Expense Example:
1 year	465
3 years	709
5 years	971
10 years	1,721
Fidelity Mega Cap Stock Fund-Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,998
Fidelity Mega Cap Stock Fund- Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Mega Cap Stock Fund-Class Z
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653